Fees Summary	Aug. 05, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 329,881,382.85
Previously Paid Amount	0.00
Total Fee Amount	50,504.84
Total Offset Amount	0.00
Net Fee	$ 50,504.84